Stockholders' Equity - Narrative (Details) - $ / shares	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Class of Stock [Line Items]
Tier one capital required for capital adequacy to risk weighted assets, conservation buffer	2.50%
Stock repurchased	5,841,204	4,830,400
Additional shares authorized to be repurchased	4,201,230
Warrants issued (in shares)	1,707,456
Warrant exercise price (in dollars per share)	$ 17.57
Warrants outstanding	1,700,856,000
Weighted Average
Class of Stock [Line Items]
Weighted average cost of repurchased stock (in dollars per share)	$ 21.70	$ 21.59